Note 9 - Equity Method Investments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Aug. 31, 2016	Jun. 30, 2016	Feb. 29, 2016
Income (Loss) from Equity Method Investments	$ 3,381	$ (78)	$ (529)
Due from Related Parties, Current	5,273	3,447
Costamare Ventures [Member]
Due from Related Parties, Current	0	0
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	82,500					$ 88,000
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	82,975				$ 86,600
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	42,550			$ 44,000
Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	1,428
Horton Maritime Co. [Member]
Proceeds from Dividends Received	$ 270	613
Equity Method Investment, Ownership Percentage	49.00%
Steadman Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Steadman Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		613
Kemp Maritime Co. and Hyde Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 3,449
Ainsley Maritime Co. and Ambrose Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	498	4,662
Proceeds from Dividends Received	1,250
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member]
Proceeds from Dividends Received	$ 2,980
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		25,323
Smales Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Smales Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		463
Skerrett Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Skerrett Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 1,964	218
Geyer Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Geyer Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 798
Goodway Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Goodway Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		2,925	$ 637
Equity Method Investment, Ownership Percentage							49.00%
Platt Maritime Co. and Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments	$ 1,753	$ 427